Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 35,972	$ 50,007	$ 41,561	$ 17,168
Cash–restricted	3,713	5,197
Insurance subsidiary investments	96,295	86,168
Accounts receivable less allowance for loss of $41,025 – 2013 and $23,959 – 2012	916,529	1,038,605
Inventories	25,780	32,021
Deferred tax assets	37,920	12,663
Income taxes	36,846	13,573
Other	43,673	35,532
Assets, Current	1,196,728	1,273,766
Property and equipment, net	926,575	1,143,126
Goodwill	992,102	1,041,266	1,084,655
Intangible assets less accumulated amortization of $52,211 – 2013 and $34,854 – 2012	423,303	439,767
Assets held for sale	20,978	4,131
Insurance subsidiary investments	149,094	116,424
Deferred tax assets	17,043
Other	220,046	219,466
Assets at end of period	3,945,869	4,237,946
Current liabilities:
Accounts payable	181,772	210,668
Salaries, wages and other compensation	361,192	389,009
Due to third party payors	33,747	35,420
Professional liability risks	60,993	54,088
Other accrued liabilities	146,495	137,204
Long-term debt due within one year	8,222	8,942
Liabilities, Current	792,421	835,331
Long-term debt	1,579,391	1,648,706
Professional liability risks	246,230	236,630
Deferred credits and other liabilities	206,611	214,671
Commitments and contingencies (Note 13)
Equity:
Stockholders’ equity	1,082,657	1,256,159
Noncontrolling interests	38,559	36,685
Total equity	1,121,216	1,292,844	1,320,541	1,031,759
Total liabilities and equity	3,945,869	4,237,946
Deferred tax liabilities		9,764
Parent company/issuer
Current assets:
Investment in subsidiaries	55,609	221,581
Intercompany	2,580,391	2,655,460
Deferred tax assets		1,040
Other	43,332	47,364
Assets at end of period	2,679,332	2,925,445
Current liabilities:
Accounts payable		168
Other accrued liabilities	13,378	16,724
Long-term debt due within one year	7,875	8,000
Liabilities, Current	21,253	24,892
Long-term debt	1,575,422	1,644,394
Commitments and contingencies (Note 13)
Equity:
Stockholders’ equity	1,082,657	1,256,159
Total equity	1,082,657	1,256,159
Total liabilities and equity	2,679,332	2,925,445
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	23,535	37,370	21,825	17,168
Cash–restricted	3,713	5,197
Accounts receivable less allowance for loss of $41,025 – 2013 and $23,959 – 2012	819,103	940,524
Inventories	22,870	29,023
Deferred tax assets	37,920	12,663
Income taxes	36,083	13,187
Other	40,679	15,118
Assets, Current	983,903	1,053,082
Property and equipment, net	878,284	1,090,523
Goodwill	700,278	771,533
Intangible assets less accumulated amortization of $52,211 – 2013 and $34,854 – 2012	400,313	417,092
Assets held for sale	20,978	4,131
Deferred tax assets	6,193
Other	104,113	108,143
Assets at end of period	3,094,062	3,444,504
Current liabilities:
Accounts payable	158,497	195,268
Salaries, wages and other compensation	314,413	345,223
Due to third party payors	33,747	35,420
Professional liability risks	3,339	3,623
Other accrued liabilities	122,381	111,113
Long-term debt due within one year	109	102
Liabilities, Current	632,486	690,749
Long-term debt	249	358
Intercompany	2,226,940	2,328,929
Professional liability risks	62,115	68,116
Deferred credits and other liabilities	129,260	143,722
Commitments and contingencies (Note 13)
Equity:
Stockholders’ equity	43,012	187,894
Total equity	43,012	187,894
Total liabilities and equity	3,094,062	3,444,504
Deferred tax liabilities		24,736
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	12,437	12,637	19,736
Insurance subsidiary investments	96,295	86,168
Accounts receivable less allowance for loss of $41,025 – 2013 and $23,959 – 2012	97,426	98,081
Inventories	2,910	2,998
Income taxes	763	386
Other	2,994	20,414
Assets, Current	212,825	220,684
Property and equipment, net	48,291	52,603
Goodwill	291,824	269,733
Intangible assets less accumulated amortization of $52,211 – 2013 and $34,854 – 2012	22,990	22,675
Insurance subsidiary investments	149,094	116,424
Deferred tax assets	10,850	13,932
Other	72,601	63,959
Assets at end of period	808,475	760,010
Current liabilities:
Accounts payable	23,275	15,232
Salaries, wages and other compensation	46,779	43,786
Professional liability risks	57,654	50,465
Other accrued liabilities	10,736	9,367
Long-term debt due within one year	238	840
Liabilities, Current	138,682	119,690
Long-term debt	3,720	3,954
Intercompany	353,451	326,531
Professional liability risks	184,115	168,514
Deferred credits and other liabilities	77,351	70,949
Commitments and contingencies (Note 13)
Equity:
Stockholders’ equity	12,597	33,687
Noncontrolling interests	38,559	36,685
Total equity	51,156	70,372
Total liabilities and equity	808,475	760,010
Consolidating and eliminating adjustments
Current assets:
Investment in subsidiaries	(55,609)	(221,581)
Intercompany	(2,580,391)	(2,655,460)
Deferred tax assets		(14,972)
Assets at end of period	(2,636,000)	(2,892,013)
Current liabilities:
Intercompany	(2,580,391)	(2,655,460)
Commitments and contingencies (Note 13)
Equity:
Stockholders’ equity	(55,609)	(221,581)
Total equity	(55,609)	(221,581)
Total liabilities and equity	(2,636,000)	(2,892,013)
Deferred tax liabilities		$ (14,972)